Investments	12 Months Ended
Dec. 31, 2011
Investments
2.	Investments

The cost, gross unrealized holding gains, gross unrealized holding losses and fair value for available-for-sale securities included in short-term investments and investments by major security type at December 31, 2011 and 2010 were as follows:

	December 31, 2011
	Cost	Gross unrealized holding gains	Gross unrealized holding losses	Fair value
	(Millions of yen)
Current:
Corporate bonds	¥20	¥—	¥—	¥20

Noncurrent:
Government bonds	¥172	¥—	¥22	¥150
Corporate bonds	569	73	84	558
Fund trusts	1,867	2	43	1,826
Equity securities	15,911	3,200	1,387	17,724

	¥18,519	¥3,275	¥1,536	¥20,258

	December 31, 2010
	Cost	Gross unrealized holding gains	Gross unrealized holding losses	Fair value
	(Millions of yen)
Current:
Government bonds	¥1	¥—	¥—	¥1
Corporate bonds	1,000	—	—	1,000

	¥1,001	¥—	¥—	¥1,001

Noncurrent:
Government bonds	¥183	¥—	¥22	¥161
Corporate bonds	1,017	42	65	994
Fund trusts	1,778	20	—	1,798
Equity securities	18,288	5,768	654	23,402

	¥21,266	¥5,830	¥741	¥26,355

Maturities of available-for-sale debt securities and fund trusts included in short-term investments and investments in the accompanying consolidated balance sheets were as follows at December 31, 2011:

	Cost	Fair value
	(Millions of yen)
Due within one year	¥20	¥20
Due after one year through five years	962	926
Due after five years through ten years	1,646	1,608

	¥2,628	¥2,554

Gross realized gains were ¥204 million, ¥641 million and ¥277 million for the years ended December 31, 2011, 2010 and 2009, respectively. Gross realized losses, including write-downs for impairments that were other-than-temporary, were ¥4,281 million, ¥1,961 million and ¥2,482 million for the years ended December 31, 2011, 2010 and 2009, respectively.

At December 31, 2011, substantially all of the available-for-sale securities with unrealized losses had been in a continuous unrealized loss position for less than twelve months.

Time deposits with original maturities of more than three months are ¥125,497 million and ¥95,814 million at December 31, 2011 and 2010, respectively, and are included in short-term investments in the accompanying consolidated balance sheets.

Aggregate cost of non-marketable equity securities accounted for under the cost method totaled ¥14,583 million and ¥26,475 million at December 31, 2011 and 2010, respectively. Investments with an aggregate cost of ¥14,583 million and ¥24,053 million were not evaluated for impairment at December 31, 2011 and 2010, respectively, because (a) Canon did not estimate the fair value of those investments as it was not practicable to estimate the fair value of the investments and (b) Canon did not identify any events or changes in circumstances that might have had significant adverse effects on the fair value of those investments.

Investments in affiliated companies accounted for by the equity method amounted to ¥15,776 million and ¥26,817 million at December 31, 2011 and 2010, respectively. Canon’s share of the net earnings (losses) in affiliated companies accounted for by the equity method, included in other income (deductions), were losses of ¥7,368 million, earnings of ¥10,471 million and losses of ¥12,649 million for the years ended December 31, 2011, 2010 and 2009, respectively.